CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 143,291	$ 116,920	$ 258,831
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,301	77,801	57,964
Stock-based compensation	56,980	40,547	28,451
Equity in losses of affiliated company			537
Accrued severance pay, net	(788)	3	104
Amortization of premium and discount and accrued interest on marketable securities	646	2,441	2,799
Deferred taxes, net	(70,805)	(25,905)	10,576
Changes in operating assets and liabilities:
Trade receivables, net	37,735	(31,784)	(56,363)
Prepaid expenses and other current assets	(6,839)	2,078	(1,482)
Trade payables	2,665	4,392	2,166
Accrued expenses and other liabilities	25,541	17,994	38,488
Deferred revenues	41,624	9,379	54,914
Long term liabilities	(5,169)	7,529	2,453
Loss (gain) on disposal of discontinued operations		9,148	(147,334)
Realized gain on marketable securities		(3,388)	(32)
Amortization of discount on long-term debt	13,547	379
Other	(67)	678	256
Net cash provided by operating activities	394,662	228,212	252,328
Cash flows from investing activities:
Purchase of property and equipment	(39,889)	(27,278)	(16,596)
Purchase of investments	(133,423)	(47,221)	(287,593)
Proceeds from investments	64,295	449,880	92,542
Payments for business acquisitions, net of cash acquired	(76,027)	(1,156,249)
Investments in affiliates and other purchases		(1,500)	(1,500)
Capitalization of internal use software costs	(27,936)	(8,502)	(1,380)
Proceeds (repayment) from sale of discontinued operations		(9,148)	186,134
Net cash used in investing activities	(212,980)	(800,018)	(28,393)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	19,240	23,525	27,532
Purchase of treasury shares	(24,428)	(43,630)	(68,384)
Dividends paid	(9,637)	(38,202)	(38,239)
Capital lease payments	(137)	(1,087)
Proceeds from issuance of debt, net of costs		464,841
Proceeds from issuance of exchangeable senior notes, net	260,135
Repayment of long-term debt	(260,000)
Earn out payments related to acquisitions			(297)
Net cash provided by (used in) financing activities	(14,827)	405,447	(79,388)
Effect of exchange rate changes on cash	4,421	(2,546)	(6,113)
Net change in cash and cash equivalents	171,276	(168,905)	138,434
Cash and cash equivalents at the beginning of the year	157,026	325,931	187,497
Cash and cash equivalents at the end of the year	328,302	157,026	325,931
Supplemental disclosure of cash flows activities:
Income taxes	33,029	28,396	53,646
Interest	7,910	2,201	107
Non-cash activities:
Net change in other receivables with respect to exercise of share options	$ 138	$ (99)	$ 434